united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 8/31

Date of reporting period: 2/29/24

Item 1. Reports to Stockholders.

GGM Macro Alignment ETF

(Symbol:GGM)

Semi-Annual Report

February 29, 2024

1-800-966-9991

www.ggmetf.com

GGM Macro Alignment ETF
PORTFOLIO REVIEW (Unaudited)
February 29, 2024

The Fund’s performance figures(*) for the period ended February 29, 2024, compared to its benchmark:

Since Inception**
GGM Macro Alignment ETF - NAV	6.97%
GGM Macro Alignment ETF - Market Price	7.17%
S&P 500 Total Return Index^	18.30%

*	The performance data quoted here represents past performance. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s investment advisor has contractually agreed to pay most of the Fund’s operating expenses (with certain exceptions) in return for a “universal fee” of 0.74% (excluding indirect costs of investing in other investment companies and certain other expenses) of the Fund’s net assets. Please review the Fund’s most recent prospectus for more detail on this universal fee. The Fund’s total annual expense ratio is 0.88% per the Fund’s prospectus dated September 25, 2023. For performance information current to the most recent month-end, please call toll-free 1-800-966-9991.

**	Inception date was September 25, 2023.

^	S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

Portfolio Composition+ as of February 29, 2024:

Equity	80.1%
Fixed Income	19.0%
Other Assets in Excess of Liabilities	0.9%
100.0%

+     Based on Total Net Assets as of February 29, 2024

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

GGM MACRO ALIGNMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.1%
	EQUITY - 80.1%
26,706	Health Care Select Sector SPDR Fund	$3,867,563
68,268	iShares U.S. Medical Devices ETF	3,881,036
57,786	Utilities Select Sector SPDR Fund	3,588,511
41,677	Vanguard Real Estate ETF	3,565,467
		14,902,577
	FIXED INCOME - 19.0%
127,692	SPDR Portfolio Long Term Treasury ETF	3,542,176

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,584,916)	18,444,753

	TOTAL INVESTMENTS - 99.1% (Cost $17,584,916)	$18,444,753
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	173,023
	NET ASSETS - 100.0%	$18,617,776

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

GGM Macro Alignment ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
February 29, 2024

ASSETS
Investment securities:
At cost	$17,584,916
At fair value	$18,444,753
Cash	180,754
TOTAL ASSETS	18,625,507

LIABILITIES
Investment advisory fees payable	7,731
TOTAL LIABILITIES	7,731
NET ASSETS	$18,617,776

Net Assets Consist Of:
Paid in capital	$17,635,037
Accumulated earnings	982,739
NET ASSETS	$18,617,776

Net Asset Value Per Share:
Shares:
Net Assets	$18,617,776
Shares of beneficial interest outstanding ($0 par value. unlimited shares authorized)	700,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$26.60

See accompanying notes to financial statements.

GGM Macro Alignment ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended February 29, 2024 (a)

INVESTMENT INCOME
Dividends	$99,011
TOTAL INVESTMENT INCOME	99,011

EXPENSES
Investment advisory fees	36,467
TOTAL EXPENSES	36,467

NET INVESTMENT INCOME	62,544

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments	(16,826)
In-kind redemptions	152,025
Realized gain on investments	135,199

Net change in unrealized appreciation on:
Investments	859,837
Unrealized appreciation on investments	859,837

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	995,036

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,057,580

(a)	Commencement of operations was September 25, 2023.

See accompanying notes to financial statements.

GGM Macro Alignment ETF
STATEMENTS OF CHANGES IN NET ASSETS

Period Ended February 29, 2024 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$62,544
Net realized loss from investments	(16,826)
Net realized gain from in-kind redemptions	152,025
Net change in unrealized appreciation on investments	859,837
Net increase in net assets resulting from operations	1,057,580

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid:	(74,841)
Decrease in net assets from distributions to shareholders	(74,841)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	20,817,167
Payments for shares redeemed	(3,182,130)
Net increase in net assets from shares of beneficial interest	17,635,037

TOTAL INCREASE IN NET ASSETS	18,617,776

NET ASSETS
Beginning of Period	—
End of Period	$18,617,776

SHARE ACTIVITY
Shares Sold	820,000
Shares Redeemed	(120,000)
Net increase from share activity	700,000

(a)	Commencement of operations was September 25, 2023.

See accompanying notes to financial statements.

GGM Macro Alignment ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Period Ended
	February 29,
	2023(a)
	(Unaudited)
Net asset value, beginning of period	$24.99

Activity from investment operations:
Net investment income (b)	0.14
Net realized and unrealized gain on investments	1.60
Total from investment operations	1.74

Less distributions from:
Net investment income	(0.13)
Total distributions	(0.13)

Net asset value, end of period	$26.60

Total return (c)	6.97	% (d)

Net assets, end of period (000s)	$18,618

Ratio of expenses to average net assets	0.74	% (e)
Ratio of net investment income to average net assets	1.27	% (e)
Portfolio Turnover Rate (f)	38	% (d)

(a)	GGM Macro Alignment ETF commencement of operations was September 25, 2023.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See accompanying notes to financial statements.

GGM Macro Alignment ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 29, 2024

1.	ORGANIZATION

The GGM Macro Alignment Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on September 25, 2023. The Fund is a “fund of funds” in that the Fund will generally invest in other investment companies. The Fund seeks to provide long term capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which may be different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as

GGM Macro Alignment ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2024

private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 29, 2024 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,444,753	$—	$—	$18,444,753
Total	$18,444,753	$—	$—	$18,444,753

The Fund did not hold any Level 3 securities during the year.

*	Please refer to the Schedule of Investments for industry classifications.

GGM Macro Alignment ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2024

Security Transactions and Related Income – Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s August 31, 2024 year-end tax return. The Fund has identified its major tax jurisdictions as U.S. Federal and Ohio, however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended February 29, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $4,064,695 and $4,122,268 respectively. For the period ended February 29, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $20,686,382 and $3,179,092 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Grant/GrossMendelsohn, LLC doing business as GGM Wealth Advisors (“Adviser”) serves as investment adviser to the Fund. The Adviser has engaged Penserra Capital Management LLC as the sub-adviser (the “Sub-Adviser”). For services the Sub-Adviser provides they are compensated by the Adviser. Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the

GGM Macro Alignment ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2024

performance of administrative and professional services provided by others. The Adviser pays substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, trustees and other services, except for costs of borrowing money (including interest expenses), distribution fees or expenses, brokerage expenses, commissions and other transaction expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business in return for a “universal fee.”. As compensation for its services the Adviser is entitled to receive an annual fee from the Fund computed and accrued daily and paid monthly, at an annual rate of 0.74% of average daily net assets. For the period ended February 29, 2024, the Fund incurred $36,467 in advisory fees.

Distributor – Northern Lights Distributors, LLC, (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The offerings of the Shares are continuous and the Distributor acts as an agent for the Trust.

The Fund does not pay the Distributor any fees under the Distribution Agreement. However, the Advisor pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by the Distributor in connection with activities performed for the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser as part of the universal fee pays UFS customary fees for providing administration, fund accounting and transfer agent services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser as part of the universal fee.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser as part of the universal fee.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date.

Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together

GGM Macro Alignment ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2024

with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the accounts of the Fund. Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below: For the period ended February 29, 2024, the Fund received $0 and $1,375 in variable and fixed fees, respectively.

The Transaction Fees for the Funds are listed in the table below:

Fee for In-Kind and	Maximum Additional Variable
Cash Purchases	Charge for Cash Purchases*
$125	2.00%

*	As a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At February 29, 2024, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

			Total Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Aggregate Cost	Appreciation	Depreciation	Depreciation
$17,584,916	$943,262	$(83,425)	$859,837

7.	RECENT REGULATORY UPDATE

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

GGM Macro Alignment ETF
SUPPLEMENTAL INFORMATION (Unaudited)
February 29, 2024

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 26 and 27, 2023, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of the advisory agreement (the “GGM Advisory Agreement”) between GGM Wealth Advisors (“GGM”) and the Trust on behalf of the GGM Macro Alignment ETF (the “Fund”) . The Board further considered the approval of the sub-advisory agreement between GGM and Penserra Capital Management, LLC (“Penserra”) with respect to the Fund (“Penserra Sub-Advisory Agreement’).

Based on their evaluation of the information provided by GGM and Penserra, in conjunction with the Fund’s other service providers, the Board, by unanimous votes (including separate votes of the Independent Trustees), approved the GGM Advisory Agreement and Penserra Sub-Advisory Agreement each with respect to the Fund.

GGM Advisory Agreement

In advance of the Meeting, the Board requested and received materials to assist them in considering the proposed approval of the GGM Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the GGM Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the GGM Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to GGM (including due diligence questionnaires completed by GGM, select financial information of GGM, bibliographic information regarding GGM’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the proposed approval of the GGM Advisory Agreement with respect to the Fund. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the GGM Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the GGM Advisory Agreement. In considering the approval of the GGM Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by GGM related to the proposed approval of the GGM Investment Advisory Agreement, including its ADV, a description of the manner in which investment decisions will be made and executed, its processes to conduct oversight of the sub-adviser, Penserra, and a review of the personnel performing services for the Fund, including the individuals that will primarily monitor and execute the investment strategies. The Board noted that GGM has been a registered investment adviser with the SEC since January 1996, and that its personnel have many years of experience in the financial services industry and with investment management. The Board discussed GGM’s research capabilities and the quality of its compliance infrastructure noting that the CCO of the Trust recommended that GGM hire an outside compliance consulting firm to assist in the development of its compliance program with respect to advising a registered fund and assist with oversight of the program. Additionally, the Board received satisfactory responses from representatives of GGM with respect to a series of important questions, including: whether GGM or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether there are procedures in place to adequately

GGM Macro Alignment ETF
SUPPLEMENTAL INFORMATION (Unaudited)
February 29, 2024

allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with the Fund’s investment limitations, noting that GGM’s CCO would actively review the portfolio managers’ performance of their duties to ensure compliance under GGM’s compliance program. The Board reviewed the capitalization of GGM and, based on financial information provided by and representations made by GGM and its representatives, concluded that GGM was sufficiently well-capitalized in order to meet its obligations to the Fund. The Board also discussed GGM’s compliance program with the CCO of the Trust, noting that GGM was still in process of modifying certain procedures to address advising a registered investment company and the CCO represented that he would review and monitor changes to the compliance program to address the 1940 Act and report to the Board regarding these changes. The Board also noted GGM’s representation that the draft prospectus and statement of additional information for the Fund accurately describes the investment strategies of the Fund. After further discussion, the Board concluded that GGM had sufficient quality and depth of personnel, resources and investment methods essential to performing its duties under the GGM Investment Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by GGM to the Fund appear to be satisfactory.

Performance. Because the Fund had not yet commenced operations, the Board reviewed the composite performance of GGM’s similar managed accounts and noted that the strategy has outperformed its benchmark, the S&P 500 Total Return index for the one year, three year and since inception periods. The Board was satisfied that GGM would be able to provide an adequate level of service for the Fund.

Fees and Expenses. As to the costs of the services to be provided by GGM, the Board reviewed and discussed the proposed advisory fee for the Fund which was structured as a unitary fee and the anticipated total operating expenses for the Fund as compared to its respective peer group and Morningstar category as presented in the Board Materials noting that the proposed unitary fee was in line with the average contractual management fees and net operating expenses of the funds in its peer group and Morningstar category. The Board reviewed the contractual arrangements for the Fund, noting that under the unitary fee structure, GGM will pay substantially all expenses of the Fund, including the cost of sub-advisory fee, transfer agency, custody, fund administration, legal, audit, trustees and other services, but not costs for borrowing, including interest expenses, distribution fees or expenses, brokerage expenses, commissions or other transaction expenses, taxes and extraordinary expenses, such as litigation, and other expenses not incurred in the ordinary course of the Fund’s business. The Board concluded that the unitary fee to be charged by GGM with respect to the Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to GGM with respect to the Fund based on profitability estimates and analyses provided by GGM and reviewed by the Board. After review and discussion, the Board concluded that, based on the services to be provided by GGM and the projected growth of the Fund, the anticipated level of profit from GGM’s relationship with the Fund was not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed GGM’s expectations for growth of the Fund and concluded that any material economies of scale would not be achieved in the near term.

Penserra Sub-Advisory Agreement

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Penserra Sub-Advisory Agreement. In addition to the materials described above, the Board reviewed: (i) the nature and quality of the investment advisory services to be provided by Penserra, including the experience and qualifications of the personnel providing such services; (ii) Penserra’s trading and execution process; and (iii) Penserra’s financial condition, history of operations and ownership structure. In considering the approval of the Penserra Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

GGM Macro Alignment ETF
SUPPLEMENTAL INFORMATION (Unaudited)
February 29, 2024

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services provided by Penserra, the Board noted the experience of the portfolio management personnel of Penserra, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of Penserra and reviewed supporting materials. The Board reviewed the materials prepared by Penserra describing its trading and execution process and noted Penserra’s considerable experience executing, settling and reporting trades, adjusting baskets and coordinating custom baskets for ETFs. The Board concluded that Penserra had sufficient quality and depth of personnel and resources essential to performing its duties under the Penserra Sub-Advisory Agreement and that the nature, overall quality and extent of investment advisory services to be provided to the Fund appear to be satisfactory.

Performance. Because the Fund had not yet commenced operations, the Board did not consider past performance. The Board also noted that Penserra would be primarily responsible for executing the investment decisions of GGM rather than managing the Fund.

Fees and Expenses. As to the costs of the services provided by Penserra, the Board discussed the sub-advisory fee and considered that Penserra is paid by GGM out of its unitary fee and not by the Fund. The Board also looked at the advisory fee split between GGM and Penserra and concluded that the sub-advisory fee paid to Penserra was not unreasonable in light of the quality of the services to be performed. The Board also considered, based on statements made and information provided by GGM and Penserra, that the Penserra Sub-Advisory Agreement was negotiated at arm’s-length between GGM and Penserra.

Profitability. As to profitability, the Board discussed and noted that Penserra will receive no compensation from GGM, other than the sub-advisory fee earned pursuant to the Penserra Sub-Advisory Agreement. The Board further noted that the sub-advisory fee is paid by GGM out of the unitary fee that it receives and not directly by the Fund. While the Board did not consider the costs of services provided by Penserra or its profitability to be significant factors, nonetheless, based on all these factors and on profitability estimates and analyses provided by Penserra and reviewed by the Board, the Board concluded that anticipated profits from Penserra’s relationship with the Fund were not excessive.

Economies of Scale. The Board noted that the sub-advisory fee is not paid by the Fund, therefore the Board did not consider whether the sub-advisory fee should reflect any potential economies of scale that might be realized as the Fund’s assets increase and rather determined the economies of scale would be evaluated as part of looking at the advisory fee paid to GGM.

Conclusion. The Board members relied upon the advice of independent counsel, and their own business judgment in determining the material factors to be considered in evaluating the each of the GGM Advisory Agreement and the Penserra Sub-Advisory Agreement (collectively, the “Advisory Agreements”) and the weight to be given to each such factor. Accordingly, having requested and received such information from GGM and Penserra as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreements separately, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that with respect to Fund that (a) the terms of each of the Advisory Agreements are reasonable; (b) the advisory fee (or sub-advisory fee as applicable) is not unreasonable; and (c) the Advisory Agreements are in the best interests of the Fund and its respective shareholders. In considering the approval of each of the Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Advisory Agreements was in the best interests of the Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Advisory Agreements.

GGM Macro Alignment ETF
EXPENSE EXAMPLES (Unaudited)
February 29, 2024

As a shareholder of the Fund, you incur ongoing costs, consisting of the Fund’s universal fee. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 25, 2023 to February 29, 2024 (the ’‘period’’).

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	9/25/2023	2/29/2024	9/25/2023-2/29/24*	9/25/23-2/29/24
	$1,000.00	$1,069.70	3.28	0.74%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	9/1/2023	2/29/24	9/1/2023-2/29/24**	9/1/2023-2/29/24
	$1,000.00	$1,021.18	$3.72	0.74%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (157) divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) as if the Fund had been open for the full period divided by the number of days in the fiscal year (366).

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-800-966-9991 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-800-966-9991.

Investment Adviser
GGM Wealth Advisors
1801 Porter Street, Suite 500
Baltimore, MD 21230

Trading Sub-Adviser
Penserra Capital Management LLC
4 Orinda Way, Suite 100
Orinda, CA 94563

Administrator
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

GGM-SA24

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/1/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 5/1/24

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 5/1/24